Cash,Cash Equivalents and Restricted Cash - Schedule of breakdown of cash, cash equivalents and restricted cash (Detail) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Cash, Cash Equivalents and Restricted Cash
Cash and cash equivalents	$ 96,252	$ 59,056
Cash and Cash equivalents held by the lessor VIE	96,356	59,271
Restricted cash
Total cash, cash equivalents and restricted cash	96,356	59,271
Variable Interest Entity, Primary Beneficiary [Member]
Cash, Cash Equivalents and Restricted Cash
Cash and Cash equivalents held by the lessor VIE	104	215
Total cash, cash equivalents and restricted cash	$ 104	$ 215